UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186
John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                     December 31

Date of reporting period:                  September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Income Securities Trust

9.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 56.34%					$146,252,478
(Cost $146,620,370)

Aerospace & Defense 0.44%					1,134,603

Raytheon Co.,
Note	8.300	03-01-10	BBB-	1,000	1,134,603
Agricultural Products 0.36%					931,137

Corn Products International, Inc.,
Sr Note	8.450	08-15-09	BBB-	835	931,137
Airlines 0.67%					1,750,326

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A-	626	613,340
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	449	445,173
Pass Thru Ctf Ser 2000-2 Class B (L)	8.307	10-02-19	BB-	438	386,761
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	338	302,302
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	550	2,750
Apparel Retail 0.22%					579,525

Gap, Inc. (The),
Note (P)	9.550	12-15-08	BBB-	515	579,525
Asset Management & Custody Banks 0.80%					2,070,772

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)	5.260	12-29-49	AA	2,065	2,070,772
Auto Parts & Equipment 0.16%					425,625

American Axle & Manufacturing, Inc.,
Sr Note (L)	5.250	02-11-14	BBB	500	425,625
Brewers 0.08%					203,393

Molson Coors Capital Finance Corp.,
Note (Canada) (S)	4.850	09-22-10	BBB	205	203,393
Broadcasting & Cable TV 1.48%					3,848,122

AT&T Broadband Corp.,
Gtd Note	8.375	03-15-13	BBB	1,020	1,206,831
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)	8.200	07-15-09	BBB-	945	1,048,708
TCI Communications, Inc.,
Sr Deb	9.800	02-01-12	BBB+	860	1,057,670

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

XM Satellite Radio, Inc.,
Sr Sec Note, Step Coupon (Zero to 12-31-05 then
14.000%) (O)	Zero	12-31-09	CCC+	509	534,913

Building Products 0.81%					2,105,384

Pulte Homes, Inc.,
Sr Note	6.250	02-15-13	BBB-	1,000	1,031,294
Toll Brothers, Inc.,
Gtd Sr Note	6.875	11-15-12	BBB-	1,000	1,074,090

Casinos & Gaming 1.20%					3,113,535

Chukchansi Economic Development Auth.,
Sr Note (G)(S)	14.500	06-15-09	CCC+	500	602,500
Harrah's Operating Co., Inc.,
Gtd Sr Note	8.000	02-01-11	BBB-	765	855,350
Gtd Sr Note	5.500	07-01-10	BBB-	755	762,132
Mashantucket West Pequot,
Note (S)	5.912	09-01-21	BBB-	285	284,373
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	572	609,180

Commodity Chemicals 0.52%					1,343,581

RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	1,300	1,343,581

Construction Materials 0.15%					390,000

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	390	390,000

Consumer Finance 1.72%					4,464,142

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	1,625	1,569,664
General Motors Acceptance Corp.,
Note	7.250	03-02-11	BBB-	745	692,764
Household Finance Corp.,
Note	6.375	10-15-11	A	645	689,922
HSBC Finance Corp.,
Sr Note	6.750	05-15-11	A	1,390	1,511,792

Diversified Banks 1.94%					5,025,450

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	650	694,000
Barclays Bank Plc,
Perpetual Bond (6.278% to 12-15-34 then variable)
(United Kingdom)	6.278	12-29-49	A+	1,650	1,622,461
Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-01-49	Baa2	940	904,782
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then variable)
(United Kingdom)	7.648	08-29-49	A	650	790,185
Wachovia Corp.,
Sub Note	5.250	08-01-14	A-	1,000	1,014,022

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Diversified Chemicals 1.44%					3,733,452

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	515,000
NOVA Chemicals Corp.,
Med Term Note (Canada)	7.400	04-01-09	BB+	2,045	2,080,788
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)	7.750	05-31-11	BBB+	1,000	1,137,664

Diversified Commercial Services 0.76%					1,974,595

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	750	801,441
Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	1,000	923,154
Sotheby's Holdings, Inc.,
Note	6.875	02-01-09	BB-	250	250,000

Diversified Financial Services 0.93%					2,419,890

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	513	609,362
Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	905	857,319
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then variable)
(Australia) (S)	8.485	12-31-49	Baa1	870	953,209

Electric Utilities 5.16%					13,407,337

AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,085	1,264,068
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	700	826,021
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	830	914,902
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	391	388,568
HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	1,230	1,384,535
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	480	522,568
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	325	360,750
Kansas Gas & Electric Co.,
Bond (S)	5.647	03-29-21	BB-	440	435,442
Midland Funding Corp. II,
Deb Ser B	13.250	07-23-06	BB-	1,643	1,732,973
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	514	595,328
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	491	572,197
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	449	439,785
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	2,000	2,045,946

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

TXU Corp.,
Sec Bond	7.460	01-01-15	BBB	638	679,877
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	1,150	1,244,377

Electrical Components & Equipment 1.09%					2,828,777

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,500	1,579,107
Jabil Circuit, Inc.,
Sr Note	5.875	07-15-10	BB+	1,220	1,249,670

Electronic Equipment Manufacturers 0.32%					828,267

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	775	828,267

Food Retail 1.47%					3,815,719

Ahold Lease USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1	7.820	01-02-20	BB	1,360	1,476,073
Albertson's, Inc.,
Deb	7.450	08-01-29	BBB-	705	608,135
Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,500	1,731,511

Foreign Government 0.35%					903,750

Colombia, Republic of,
Note (Colombia)	10.000	01-23-12	BB	750	903,750

Gas Utilities 0.73%					1,891,890

Energy Transfer Partners,
Gtd Sr Note (G)	5.950	02-01-15	BBB-	500	497,480
Sr Note (G)(S)	5.650	08-01-12	BBB-	865	851,800
NorAm Energy Corp.,
Deb	6.500	02-01-08	BBB	525	542,610

Health Care Facilities 0.74%					1,909,710

HCA, Inc.,
Note	8.750	09-01-10	BB+	900	993,960
Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	875	915,750

Hotels, Resorts & Cruise Lines 0.42%					1,080,584

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,060	1,080,584

Industrial Conglomerates 0.19%					504,458

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	510	504,458

Industrial Machinery 1.10%					2,866,622

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	1,405	1,536,419

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Manitowoc Co., Inc., (The)
Sr Note	7.125	11-01-13	B+	500	517,500
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	781	812,703

Insurance Brokers 0.74%					1,921,947

Marsh & McLennan Cos., Inc.,
Sr Note	5.375	03-15-07	BBB	1,530	1,533,345
Willis Group North America,
Gtd Note	5.625	07-15-15	BBB-	195	193,746
Gtd Note	5.125	07-15-10	BBB-	195	194,856

Integrated Oil & Gas 1.02%					2,648,850

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,115	1,304,550
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,344,300

Integrated Telecommunication Services 3.63%					9,425,177

AT&T Corp.,
Med Term Note	8.350	05-15-25	BB+	500	511,250
Sr Note (P)	9.750	11-15-31	BB+	510	645,787
Bellsouth Corp.,
Deb	6.300	12-15-15	A	1,118	1,165,921
France Telecom S.A.,
Note (France) (P)	7.750	03-01-11	A-	910	1,033,277
Qwest Capital Funding, Inc.,
Gtd Note (L)	7.000	08-03-09	B	1,000	977,500
SBC Communications, Inc.,
Note	5.100	09-15-14	A	870	862,096
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	A-	1,000	1,119,544
Gtd Sr Note	6.875	11-15-28	A-	820	905,834
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)	4.950	09-30-14	BBB+	1,500	1,451,598
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)	5.500	01-27-15	BBB	765	752,370

Investment Banking & Brokerage 0.48%					1,239,544

Merrill Lynch & Co.,
Med Term Note Ser C	5.000	01-15-15	A+	430	427,669
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)	8.375	12-29-49	A2	750	811,875

IT Consulting & Other Services 0.16%					413,477

NCR Corp.,
Note	7.125	06-15-09	BBB-	390	413,477

Metal & Glass Containers 0.20%					520,000

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	520,000

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Multi-Line Insurance 0.85%					2,201,690

American International Group,
Note (S)	5.050	10-01-15	AA	800	795,035
Assurant, Inc.,
Sr Note	6.750	02-15-34	BBB+	510	548,615
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	485	600,282
Phoenix Life Insurance,
Surplus Note (S)	7.150	12-15-34	BBB+	260	257,758

Multi-Media 0.65%					1,693,904

News America Holdings, Inc.,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,170,075
Time Warner, Inc.,
Deb	9.125	01-15-13	BBB+	429	523,829

Multi-Utilities & Unregulated Power 1.01%					2,621,656

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB-	550	708,948
Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BB+	1,825	1,912,708

Office Services & Supplies 0.40%					1,025,166

Steelcase, Inc.,
Sr Note	6.375	11-15-06	BBB-	1,020	1,025,166

Oil & Gas Drilling 0.52%					1,352,827

Alberta Energy Co., Ltd.,
Note (Canada)	8.125	09-15-30	A-	725	956,426
Delek & Avner-Yam Tethys,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	403	396,401

Oil & Gas Refining, Marketing & Transportation 0.38%					996,481

Enterprise Products Operations, L.P.,
Gtd Sr Note Ser B	5.600	10-15-14	BB+	1,000	996,481

Paper Packaging 0.48%					1,239,275

Stone Container Corp.,
Sr Note	9.750	02-01-11	B	285	289,275
Sr Note	8.375	07-01-12	B	1,000	950,000

Paper Products 0.78%					2,022,500

Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)	6.950	12-15-06	BB-	1,250	1,268,750
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	750	753,750

Pharmaceuticals 1.25%					3,246,580

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,708,240

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Wyeth,
Note	5.500	03-15-13	A	1,500	1,538,340

Property & Casualty Insurance 0.61%					1,596,388

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	535	574,131
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	808,367
URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	210	213,890

Real Estate Investment Trusts 1.29%					3,348,799

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	175	195,774
iStar Financial, Inc.,
Sr Note	7.000	03-15-08	BBB-	820	855,439
ProLogis,
Note	5.500	03-01-13	BBB+	1,020	1,041,642
Simon Property Group, L.P.,
Note	5.100	06-15-15	BBB+	1,025	1,004,694
Ventas Realty, L.P./Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	251,250

Real Estate Management & Development 0.54%					1,413,259

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	871,158
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then
variable) (S)	7.640	12-29-49	A	515	542,101

Regional Banks 1.73%					4,486,914

Colonial Capital II,
Gtd Cap Security Ser A	8.920	01-15-27	BB	1,085	1,149,305
Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	910	976,091
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	533,423
Greater Bay Bancorp,
Sr Note (S)	5.125	04-15-10	BBB-	565	563,212
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,170	1,264,883

Soft Drinks 0.42%					1,080,000

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,000	1,080,000

Specialized Finance 0.96%					2,484,881

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	750,000
Bosphorous Financial Services,
Sr Sec Floating Rate Note (P)(S)	5.590	02-15-12	Baa3	500	485,058
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	1,008	1,057,194

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Humpuss Funding Corp.,
Gtd Note (S)	7.720	12-15-09	B2	197	192,629

Telecommunication Services 0.62%					1,595,940

Telus Corp.,
Note (Canada)	8.000	06-01-11	BBB	1,395	1,595,940

Telecommunications Equipment 0.76%					1,964,296

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	1,150	1,193,779
Note	6.050	06-15-15	BBB-	775	770,517

Thrifts & Mortgage Finance 9.06%					23,527,586

Bear Stearns Alt-A Trust,
Collateralized Mtg Obligation Ser 2005-3 Class B2
(P)	5.407	04-25-35	AA+	460	457,417
Bear Stearns Commercial Mortgage Securities,
Inc.,
Commercial Sub Bond Ser 2004-ESA Class C (S)	4.937	05-14-16	AA	1,000	1,003,799
Centex Home Equity Loan Trust,
Home Equity Ln Asset Backed Ctf Ser 2004-A
Class AF-4	4.510	08-25-32	AAA	2,000	1,990,810
Chaseflex Trust,
Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	1,234	1,227,428
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	161	168,010
Countrywide Alternative Loan Trust,
Mtg Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	1,054	1,064,416
Mtg Asset Backed Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	609	617,728
Countrywide Home Loans Servicing, L.P.,
Mtg Asset Backed Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	4,442	4,440,272
Mtg Asset Backed Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	725	721,820
DLJ Mortgage Acceptance Corp.,
Commercial Mtg Pass Thru Ctf Ser 1996-CF1
Class B1 (S)	8.356	03-13-28	AAA	1,511	1,524,474
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.261	12-25-34	AA	319	317,021
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	2,000	1,975,138
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	405	394,052
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.445	08-25-34	AA	720	711,604
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	484	481,997
Asset Backed Ctf Ser 2005-AR5 Class B1 (P)	5.448	05-25-35	AA	523	523,178
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	2,035	2,023,685
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.381	05-25-35	AAA	324	319,438
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,076,777

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Washington Mutual, Inc.,
Mtg Ln Pass Thru Ctf Ser 2005-AR4 Class B1	4.684	04-25-35	AA	1,514	1,479,448
Mtg Ln Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	983	1,009,074

Utilities Other 0.20%					529,495

Magellan Midstream Partners, L.P.,
Note	6.450	06-01-14	BBB	500	529,495

Wireless Telecommunication Services 2.35%					6,105,200

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,275	1,279,418
AT&T Wireless Services, Inc.,
Sr Note	8.750	03-01-31	A	1,525	2,058,442
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	685	680,077
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (L)(S)	9.750	01-30-08	BB-	400	432,000
Motorola, Inc.,
Deb	6.500	11-15-28	BBB+	1,020	1,119,980
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	500	535,283
			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 5.09%					$13,222,761
(Cost $13,398,216)

Agricultural Products 0.40%					1,044,141

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	1,044,141

Broadcasting & Cable TV 0.39%					1,011,200

Viacom, Inc., 7.25%			A-	40,000	1,011,200

Diversified Banks 1.90%					4,936,178

Abbey National Plc, 7.375% (United Kingdom)			A-	41,300	1,076,278
Bank One Capital Trust VI, 7.20%			A-	55,000	1,423,400
Fleet Capital Trust VII, 7.20%			A	55,000	1,402,500
USB Capital IV, 7.35%			A-	40,000	1,034,000

Diversified Financial Services 0.78%					2,019,600

ABN AMRO Capital Funding Trust VII, 6.08%			A	40,000	997,200
Citigroup Capital VII, 7.125%			A	40,000	1,022,400

Integrated Telecommunication Services 0.39%					1,022,000

Telephone & Data Systems, Inc., 7.60%, Ser A			A-	40,000	1,022,000

Multi-Utilities & Unregulated Power 0.62%					1,609,967

Dominion CNG Capital Trust I, 7.80%			BBB-	21,100	547,967
PSEG Funding Trust II, 8.75%			BB+	40,000	1,062,000

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Real Estate Investment Trusts 0.61%					1,579,675

Apartment Investment & Management Co., 8.00%, Ser T			B+	55,000	1,391,500
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	7,500	188,175

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities 37.79%					$98,101,178
(Cost $98,516,464)

Government U.S. 12.95%					33,618,690

United States Treasury,
Bond (L)	10.625	08-15-15	AAA	7,000	10,475,115
Bond (L)	9.125	05-15-18	AAA	495	714,018
Bond (L)	8.875	08-15-17	AAA	1,215	1,703,562
Bond	6.875	08-15-25	AAA	3,420	4,408,862
Bond (L)	5.375	02-15-31	AAA	6,280	7,035,559
Note (L)	7.000	07-15-06	AAA	1,500	1,532,813
Note (L)	4.250	08-15-15	AAA	2,885	2,866,969
Note (L)	4.000	02-15-15	AAA	5,015	4,881,792

Government U.S. Agency 24.84%					64,482,488

Federal Home Loan Bank,
Bond	4.600	04-11-08	AAA	2,530	2,521,719
Bond	4.500	04-11-08	AAA	3,000	2,991,876
Bond	4.430	04-07-08	AAA	2,550	2,535,513
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	33	35,337
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	7,929	8,068,836
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	2,027	2,028,816
CMO REMIC 2901-UB	5.000	03-15-33	AAA	4,345	4,279,511
CMO REMIC 2978-CL	5.500	01-15-31	AAA	2,695	2,707,985
CMO REMIC 2979-JD	5.500	08-15-31	AAA	2,640	2,653,862
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	1	588
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	38	39,453
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	7	7,223
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	61	63,513
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	964	961,411
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	4,954	5,038,243
30 Yr Pass Thru Ctf (M)	6.000	10-01-35	AAA	3,226	3,280,784
30 Yr Pass Thru Ctf	5.500	05-01-34	AAA	1,070	1,069,830
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	2,494	2,493,705
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	2,480	2,479,865
30 Yr Pass Thru Ctf	5.500	06-01-35	AAA	736	735,411
30 Yr Pass Thru Ctf	5.500	07-01-35	AAA	12,040	12,038,510
CMO REMIC 2003-17-QT	5.000	08-25-27	AAA	1,675	1,670,575
Note	6.000	05-30-25	AAA	1,720	1,698,115
Note (L)	5.000	04-19-10	AAA	2,530	2,529,755
Note (L)	4.450	04-11-08	AAA	2,550	2,527,346

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	5	5,166
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	5	5,009
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	14,531

		Interest	Credit	Par value
Issuer, description, maturity date		rate (%)	rating (A)	($000)	Value
Short-term investments 0.78%					$2,017,000
(Cost $2,016,647)

Government U.S. Agency 0.77%					2,000,000

Federal Home Loan Bank,
Disc Note 10-03-05		Zero	AAA	2,000	2,000,000
Joint Repurchase Agreement 0.01%					17,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 9-30-05,
due 10-3-05 (Secured by U.S. Treasury Inflation
Indexed Bond 3.375%, due 4-15-32)		3.250		17	17,000

Total investments 100.00%					$259,593,417

John Hancock Income Securities Trust Financial futures contracts September 30, 2005 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-Year Treasury Note	462	Short	Dec 05	$352,450
U.S. 10-Year Treasury Note	25	Short	Dec 05	$27,169
				$379,619

		Financial futures contracts

John Hancock Income Securities Trust Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of September 30, 2005.

(M) This security having an aggregate value of $3,280,784, or 1.26% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this securitiy on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment.

Accordingly, the market value of $3,366,065 of Federal National Mortgage Assn., 6.000%, 5-1-35 has been segregated to cover the forward commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on September, 30, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,475,434 or 10.97% of the Fund's total investments as of September 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $260,551,697. Gross unrealized appreciation and depreciation of investments aggregated $3,354,329 and $4,312,609, respectively, resulting in net unrealized depreciation of $958,280.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 28, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 28, 2005